PROPERTY AND EQUIPMENT - Property and equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT
Furniture and Fixtures, Gross	$ 56,995	$ 56,995	$ 20,000
Property, Plant and Equipment Useful Life Furniture Fixtures	5 years	5 years
Property, Plant, and Equipment, Fair Value Disclosure	227,344	220,060	26,606
Property, Plant and Equipment Useful Life Office Computer Min	1 year	1 year
Property, Plant and Equipment, Useful Life, Office Computer	5 years	5 years
Land	266,977	266,977	266,977
Buildings and Improvements, Gross	727,965	727,965	727,965
Property, Plant and Equipment, Useful Life, Building	5 years	5 years
Property, Plant and Equipment, Useful Life, Building, Max	25 years	25 years
Development Costs, Period Cost	1,272,732	1,272,732	1,272,732
Property, Plant and Equipment, Useful Life, Site Costs	10 years	10 years
Crushing System, Gross	2,256,943	2,256,943	2,256,943
Property, Plant and Equipment, Useful Life, Crushing System	20 years	20 years
Public Utilities, Property, Plant and Equipment, Generation or Processing	3,169,442	3,166,280	3,115,266
Property, Plant and Equipment, Useful Life	10 years	10 years
Public Utilities, Property, Plant and Equipment, Vehicles	695,825	682,373	659,622
Property, Plant and Equipment, Useful Life, Vehicles, Minimum	5 years	5 years
Property, Plant and Equipment, Useful Life, Vehicles, Maximum	10 years	10 years
Property, Plant, and Equipment, Owned, Net	8,674,223	8,650,325	8,346,111
Less: accumulated depreciation	(1,751,454)	(1,263,549)	(315,008)
Property, Plant and Equipment, Gross	$ 6,922,769	$ 7,386,776	$ 8,031,103